[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

May 2, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B - AdvanceDesigns Variable Annuity Prospectus Dated May 1, 2008 File Nos: 333-11836 and 811-21613

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B - AdvanceDesigns Variable Annuity does not differ from that contained in Post-Effective Amendment No. 4 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 10 to the Investment Company Act of 1940, which became effective May 1, 2008. This Post-Effective Amendment was filed on April 28, 2008.

If you have any questions concerning this filing, please contact me at (785)  438-3226.

Very truly yours,

AMY J. LEE

Amy J. Lee
Associate General Counsel
First Security Benefit Life Insurance and
    Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604